Investment in Diana Containerships Inc.	12 Months Ended
Dec. 31, 2012
Investment in Diana Containerships Inc. [Abstract]
Investment in Diana Containerships Inc.

3.        Investment in Diana Containerships Inc.

On January 18, 2011, the Company which owned 54.6% of the share capital of Diana Containerships, spun off 2,667,015 shares or 80% of its shares in Diana Containerships through a distribution of shares to its stockholders, recording a dividend amounting to $36,981. Diana Containerships was de-consolidated from the Company's consolidated financial statements as its ownership decreased to about 11%. The Company, on the basis of the significant influence exercised over Diana Containerships through its shareholding, through Diana Shipping Services (Note 4(e)) and its common executive Board accounts for its investment in Diana Containerships under the equity method according to ASC 323 “Investments – Equity Method and Joint Ventures”.

On June 15, 2011, Diana Containerships completed a public offering under the United States Securities Act at 1933, as amended, in which the Company participated with an amount of $20,000 in a concurrent private offering, increasing its ownership percentage in the share capital of Diana Containerships to 14.5%.

Since August 10, 2012, the Company owns 10.4% of the share capital of Diana Containerships, after a follow-on offering completed by Diana Containerships on July 24, 2012 and an overallotment option exercised by the underwriters on August 10, 2012.

As at December 31, 2012 and 2011, the investment in Diana Containerships amounted to $24,734 and $29,842, respectively, and is separately reflected in Investment in Diana Containerships Inc. in the accompanying consolidated balance sheets. As at December 31, 2012, the market value of the investment was $20,134 based on Diana Containerships closing price on Nasdaq of $6.04.

For 2012 and 2011, the investment in Diana Containerships resulted in loss of $1,773 and income of $1,207, respectively, which are separately presented in Income/(loss) from investment in Diana Containerships Inc. in the accompanying consolidated statements of income. Also during 2012 and 2011, the Company received dividends from Diana Containerships amounting to $2,835 and $100, respectively. In addition, at December 31, 2012 and 2011, dividends declared but not received of $1,000 as and $500, respectively, are included in Prepaid expenses and other assets.